Notes Payable - Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

3. NOTES PAYABLE – RELATED PARTY

On July 15, 2016, the Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019.  On April 12, 2019, the Company entered into an exchange agreement with The Vantage Group Ltd. ("Vantage"), which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000. Vantage is owned by Lyle Hauser, the Company's largest stockholder.

The changes in this note payable to related party are reflected in the following at September 30, 2019 and December 31, 2018:

	At September 30, 2019	At December 31, 2018
Note Payable	$-	$100,000
Accrued interest	$19,438	$17,688

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019 (see Note 8), and bears interest at the rate of 7% per year, due upon maturity. Mr. Hauser is the Company's largest stockholder. Accrued interest at September 30, 2019 amounted to $6,557.

On January 14, 2019 the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019 (see Note 8), and bears interest at the rate of 7% per year, due upon maturity. Accrued interest at September 30, 2019 amounted to $326.

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to December 31, 2019 (see Note 8). Following the maturity date, the note bears a 9% annual interest rate until paid in full.

The Company evaluated the modification under ASC 470-50 and concluded the deletion of the conversion qualifies for debt modification which triggered debt extinguishment; however, there was no impact to the income statement as there was no unamortized discounts or other fees paid on the under the prior debt terms.

3. NOTES PAYABLE — RELATED PARTY

During the year ended December 31, 2016, the Company entered into eight unsecured 7% Promissory Notes with a significant shareholder totaling $222,000. During the year ended December 31, 2017, the Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500. The notes mature four to twelve months from issuance and total $437,500. As of December 31, 2017, $300,000 of the notes were in default. On April 3, 2018, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225

December 31, 2017

Notes payable – related party at beginning of period	222,000
Borrowings on notes payable – related party	215,500
Notes payable – related party	437,500
Accrued interest	$33,103

On July 15, 2016, the Company entered into an unsecured 7% promissory note with a significant shareholder in the amount of $100,000. The note had a one-year term and was in default as of December 31, 2017 and December 31, 2018.

The changes in these notes payable to related party consisted of the following during the years ended December 31, 2018 and 2017:

	At December 31, 2018	At December 31, 2017
Notes payable	$100,000	$100,000
Accrued interest	$17,688	$10,688

During the year ended December 31, 2017, the Company borrowed a total of $4,275 from the then-CEO of the Company; total expenses paid directly by the then-CEO of the Company was $3,200. During the year ended December 31, 2017, the Company repaid $4,330 to the then-CEO, and the amount due to the then-CEO was $3,145 as of December 31, 2017. During the year ended December 31, 2018, the Company repaid $3.220 to the then-CEO, and borrowed an additional $75. During the year ended December 31, 2018 the remaining amount of $3,145 was repaid. The advances carried a 0% interest rate and were to be repaid when funds were available.